UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                        Date of fiscal year end: July 31
                                                 -------

                   Date of reporting period: October 31, 2017
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS - 90.6%

                 AEROSPACE & DEFENSE - 4.3%
          4,131  Lockheed Martin Corp. ..............................................  $      1,273,009
          5,122  Northrop Grumman Corp. .............................................         1,513,705
          5,135  Raytheon Co. .......................................................           925,327
                                                                                       ----------------
                                                                                              3,712,041
                                                                                       ----------------

                 AIR FREIGHT & LOGISTICS - 1.5%
         10,920  United Parcel Service, Inc., Class B ...............................         1,283,428
                                                                                       ----------------

                 BEVERAGES - 4.9%
         46,573  Coca-Cola (The) Co. ................................................         2,141,426
         19,546  PepsiCo, Inc. ......................................................         2,154,556
                                                                                       ----------------
                                                                                              4,295,982
                                                                                       ----------------

                 CAPITAL MARKETS - 3.6%
          7,683  Cboe Global Markets, Inc. ..........................................           868,640
         15,558  Nasdaq, Inc. .......................................................         1,130,289
          7,343  S&P Global, Inc. ...................................................         1,148,959
                                                                                       ----------------
                                                                                              3,147,888
                                                                                       ----------------

                 CHEMICALS - 3.1%
          7,996  Air Products & Chemicals, Inc. .....................................         1,274,802
         10,835  Ecolab, Inc. .......................................................         1,415,701
                                                                                       ----------------
                                                                                              2,690,503
                                                                                       ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 4.1%
         25,065  Republic Services, Inc. ............................................         1,630,980
         23,465  Waste Management, Inc. .............................................         1,928,119
                                                                                       ----------------
                                                                                              3,559,099
                                                                                       ----------------

                 CONSUMER FINANCE - 1.9%
         16,940  American Express Co. ...............................................         1,618,109
                                                                                       ----------------

                 CONTAINERS & PACKAGING - 1.3%
         10,376  Avery Dennison Corp. ...............................................         1,101,620
                                                                                       ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 2.1%
          9,728  Berkshire Hathaway, Inc., Class B (a)...............................         1,818,552
                                                                                       ----------------

                 ELECTRIC UTILITIES - 8.3%
          9,876  Alliant Energy Corp. ...............................................           427,236
         10,807  American Electric Power Co., Inc. ..................................           804,149
         10,807  Duke Energy Corp. ..................................................           954,366
          7,042  Edison International ...............................................           563,008
          4,861  Entergy Corp. ......................................................           419,310
         11,467  Eversource Energy ..................................................           718,293
          8,788  Exelon Corp. .......................................................           353,365
          3,456  NextEra Energy, Inc. ...............................................           535,922
          7,405  Pinnacle West Capital Corp. ........................................           649,492
         15,244  PPL Corp. ..........................................................           572,565
          9,827  Southern (The) Co. .................................................           512,969


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
         13,959  Xcel Energy, Inc. ..................................................  $        691,250
                                                                                       ----------------
                                                                                              7,201,925
                                                                                       ----------------

                 ELECTRICAL EQUIPMENT - 1.4%
         17,724  AMETEK, Inc. .......................................................         1,196,193
                                                                                       ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
         24,583  Amphenol Corp., Class A ............................................         2,138,721
                                                                                       ----------------

                 FOOD PRODUCTS - 3.1%
         12,831  Hershey (The) Co. ..................................................         1,362,395
         17,206  Kraft Heinz (The) Co. ..............................................         1,330,540
                                                                                       ----------------
                                                                                              2,692,935
                                                                                       ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
         14,962  Danaher Corp. ......................................................         1,380,544
                                                                                       ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.1%
          4,756  UnitedHealth Group, Inc. ...........................................           999,806
                                                                                       ----------------

                 HOTELS, RESTAURANTS & LEISURE - 1.2%
         13,614  Yum! Brands, Inc. ..................................................         1,013,562
                                                                                       ----------------

                 HOUSEHOLD PRODUCTS - 3.9%
         27,300  Church & Dwight Co., Inc. ..........................................         1,233,141
         24,739  Procter & Gamble (The) Co. .........................................         2,135,965
                                                                                       ----------------
                                                                                              3,369,106
                                                                                       ----------------

                 INDUSTRIAL CONGLOMERATES - 4.5%
          6,404  3M Co. .............................................................         1,474,137
         11,642  Honeywell International, Inc. ......................................         1,678,311
          2,960  Roper Technologies, Inc. ...........................................           764,183
                                                                                       ----------------
                                                                                              3,916,631
                                                                                       ----------------

                 INSURANCE - 10.7%
         17,888  AFLAC, Inc. ........................................................         1,500,624
         16,277  American International Group, Inc. .................................         1,051,657
         11,513  Aon PLC ............................................................         1,651,310
         14,451  Arthur J. Gallagher & Co. ..........................................           915,182
         16,978  Hartford Financial Services (The) Group, Inc. ......................           934,639
         23,591  Loews Corp. ........................................................         1,167,990
         12,761  Marsh & McLennan Cos., Inc. ........................................         1,032,748
         12,642  Torchmark Corp. ....................................................         1,063,571
                                                                                       ----------------
                                                                                              9,317,721
                                                                                       ----------------

                 INTERNET SOFTWARE & SERVICES - 2.1%
         17,341  VeriSign, Inc. (a)..................................................         1,864,504
                                                                                       ----------------

                 IT SERVICES - 9.4%
         15,083  Accenture PLC, Class A .............................................         2,147,216
         22,497  Fidelity National Information Services, Inc. .......................         2,086,822
         14,478  Fiserv, Inc. (a)....................................................         1,873,887


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                 IT SERVICES (CONTINUED)
         18,907  Visa, Inc., Class A ................................................  $      2,079,392
                                                                                       ----------------
                                                                                              8,187,317
                                                                                       ----------------

                 MULTI-UTILITIES - 5.9%
          9,808  Ameren Corp. .......................................................           607,998
         12,790  Centerpoint Energy, Inc. ...........................................           378,328
         14,491  CMS Energy Corp. ...................................................           700,930
          6,035  Consolidated Edison, Inc. ..........................................           519,312
          7,324  Dominion Energy, Inc. ..............................................           594,269
          6,808  DTE Energy Co. .....................................................           752,012
          8,857  NiSource, Inc. .....................................................           233,559
          5,511  Public Service Enterprise Group, Inc. ..............................           271,141
          4,952  Sempra Energy ......................................................           581,860
          7,700  WEC Energy Group, Inc. .............................................           518,903
                                                                                       ----------------
                                                                                              5,158,312
                                                                                       ----------------

                 OIL, GAS & CONSUMABLE FUELS - 2.1%
         21,736  Exxon Mobil Corp. ..................................................         1,811,696
                                                                                       ----------------

                 PHARMACEUTICALS - 4.2%
          8,970  Johnson & Johnson ..................................................         1,250,507
         16,775  Merck & Co., Inc. ..................................................           924,135
         40,966  Pfizer, Inc. .......................................................         1,436,268
                                                                                       ----------------
                                                                                              3,610,910
                                                                                       ----------------

                 TOBACCO - 1.5%
         12,317  Philip Morris International, Inc. ..................................         1,288,851
                                                                                       ----------------

                 WATER UTILITIES - 0.3%
          2,709  American Water Works Co., Inc. .....................................           237,742
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        78,613,698
                 (Cost $74,524,444)                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS - 9.2%

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - 9.2%
         21,766  Equity Residential .................................................         1,463,981
         12,101  Alexandria Real Estate Equities, Inc. ..............................         1,500,040
         26,980  Apartment Investment & Management Co., Class A .....................         1,186,581
          7,495  AvalonBay Communities, Inc. ........................................         1,359,069
         11,498  Mid-America Apartment Communities, Inc. ............................         1,176,820
         34,346  UDR, Inc. ..........................................................         1,332,281
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................         8,018,772
                 (Cost $7,975,356)                                                     ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)

                                             DESCRIPTION                                    VALUE
                 --------------------------------------------------------------------  ----------------
                 TOTAL INVESTMENTS - 99.8% ..........................................  $     86,632,470
                 (Cost $82,499,800) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           173,652
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     86,806,122
                                                                                       ================

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,612,923 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $480,253. The net unrealized appreciation was $4,132,670.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 10/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $  78,613,698  $  78,613,698  $          --  $          --
Real Estate Investment Trusts*................      8,018,772      8,018,772             --             --
                                                -------------  -------------  -------------  -------------
Total Investments.............................  $  86,632,470  $  86,632,470  $          --  $          --
                                                =============  =============  =============  =============

*See Portfolio of Investments for industry breakdown.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 90.5%

                 AUSTRALIA - 1.1%
          3,594  ASX Ltd. ...........................................................  $        148,481
          4,564  Wesfarmers Ltd. ....................................................           146,010
          6,479  Woolworths Ltd. ....................................................           128,331
                                                                                       ----------------
                                                                                                422,822
                                                                                       ----------------

                 BELGIUM - 2.0%
          2,841  Ageas ..............................................................           137,818
          3,342  Groupe Bruxelles Lambert S.A. ......................................           358,850
            860  Solvay S.A. ........................................................           127,776
          2,009  Telenet Group Holding N.V. (b)......................................           138,960
                                                                                       ----------------
                                                                                                763,404
                                                                                       ----------------

                 BERMUDA - 0.4%
         17,265  CK Infrastructure Holdings Ltd. ....................................           150,267
                                                                                       ----------------

                 CAYMAN ISLANDS - 0.8%
         25,118  CK Hutchison Holdings Ltd. .........................................           318,909
                                                                                       ----------------

                 DENMARK - 0.3%
          2,906  Danske Bank A.S. ...................................................           110,859
                                                                                       ----------------

                 FRANCE - 10.4%
          1,708  Air Liquide S.A. ...................................................           217,459
          7,706  AXA S.A. ...........................................................           232,756
          2,973  Bouygues S.A. ......................................................           142,732
          2,556  Cie de Saint-Gobain ................................................           149,940
          1,748  Danone S.A. ........................................................           142,816
          1,522  Eiffage S.A. .......................................................           159,011
          1,684  Eurazeo S.A. .......................................................           156,556
            354  Hermes International ...............................................           183,726
          1,510  Imerys S.A. ........................................................           137,530
            742  L'Oreal S.A. .......................................................           165,128
          8,251  Lagardere SCA ......................................................           271,756
          2,195  Legrand S.A. .......................................................           163,050
            480  LVMH Moet Hennessy Louis Vuitton SE ................................           143,193
          9,689  Orange S.A. ........................................................           158,967
          1,247  Pernod Ricard S.A. .................................................           187,018
          1,609  Safran S.A. ........................................................           169,488
          2,005  Sanofi .............................................................           189,855
          2,770  SCOR SE ............................................................           115,013
          2,790  Thales S.A. ........................................................           290,804
          7,177  TOTAL S.A. .........................................................           400,199
          2,101  Vinci S.A. .........................................................           205,700
                                                                                       ----------------
                                                                                              3,982,697
                                                                                       ----------------

                 GERMANY - 7.8%
          1,265  Allianz SE .........................................................           293,749
          1,848  BASF SE ............................................................           201,530
          1,924  Bayerische Motoren Werke AG ........................................           196,103
          2,407  Beiersdorf AG ......................................................           270,005
            544  Continental AG .....................................................           138,079


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 GERMANY (CONTINUED)
          2,905  Daimler AG .........................................................  $        241,237
          3,855  Evonik Industries AG ...............................................           140,463
          1,907  Fresenius Medical Care AG & Co., KGaA ..............................           184,418
          1,735  Henkel AG & Co., KGaA ..............................................           218,674
            719  Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ..........           160,847
          2,332  SAP SE .............................................................           265,287
          1,234  Siemens AG .........................................................           176,085
          1,821  Symrise AG .........................................................           141,717
            770  Volkswagen AG ......................................................           142,971
          4,769  Vonovia SE .........................................................           209,763
                                                                                       ----------------
                                                                                              2,980,928
                                                                                       ----------------

                 HONG KONG - 7.9%
         58,443  Bank of East Asia (The) Ltd. .......................................           256,204
         48,771  CLP Holdings Ltd. ..................................................           496,062
         13,435  Hang Seng Bank Ltd. ................................................           318,077
        290,863  Hong Kong & China Gas Co., Ltd. ....................................           551,049
         41,497  Hysan Development Co., Ltd. ........................................           200,533
         28,437  MTR Corp., Ltd. ....................................................           164,759
        867,359  PCCW Ltd. ..........................................................           478,074
         83,003  Sino Land Co., Ltd. ................................................           142,995
         42,168  Swire Pacific Ltd., Class A ........................................           416,469
                                                                                       ----------------
                                                                                              3,024,222
                                                                                       ----------------

                 ITALY - 1.1%
         16,008  Eni S.p.A. .........................................................           261,803
         20,312  Poste Italiane S.p.A. (c)...........................................           148,469
                                                                                       ----------------
                                                                                                410,272
                                                                                       ----------------

                 JAPAN - 17.7%
         16,200  Aeon Co., Ltd. .....................................................           249,401
          6,500  Alfresa Holdings Corp. .............................................           123,535
          7,600  Aozora Bank Ltd. ...................................................           295,765
          4,000  Canon, Inc. ........................................................           149,264
            800  Central Japan Railway Co. ..........................................           144,725
          6,100  Daiichi Sankyo Co., Ltd. ...........................................           139,484
          2,000  East Japan Railway Co. .............................................           192,956
          2,800  Eisai Co., Ltd. ....................................................           155,064
          4,100  Hamamatsu Photonics K.K. ...........................................           131,793
          3,900  Hankyu Hanshin Holdings, Inc. ......................................           151,088
         11,600  ITOCHU Corp. .......................................................           201,792
         16,500  Japan Post Bank Co., Ltd. ..........................................           207,656
          3,200  Japan Tobacco, Inc. ................................................           105,452
          6,500  KDDI Corp. .........................................................           172,868
          5,500  Keihan Holdings Co., Ltd. ..........................................           167,363
          3,200  Keio Corp. .........................................................           138,745
          5,300  Kintetsu Group Holdings Co., Ltd. ..................................           202,762
          3,000  Makita Corp. .......................................................           125,324
          4,000  Mitsubishi Heavy Industries Ltd. ...................................           155,455


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
          9,800  Mitsui & Co., Ltd. .................................................  $        145,572
        117,300  Mizuho Financial Group, Inc. .......................................           211,378
          6,800  Nagoya Railroad Co., Ltd. ..........................................           152,141
          7,300  NEC Corp. ..........................................................           199,024
         11,800  Nissan Motor Co., Ltd. .............................................           113,999
         11,000  NTT DOCOMO, Inc. ...................................................           265,169
          3,300  Otsuka Holdings Co., Ltd. ..........................................           137,334
          1,700  Rinnai Corp. .......................................................           144,875
          7,000  Sankyo Co., Ltd. ...................................................           225,012
          2,600  Secom Co., Ltd. ....................................................           196,123
         16,000  Sekisui House Ltd. .................................................           297,049
          5,300  Seven & i Holdings Co., Ltd. .......................................           213,109
          9,200  Sumitomo Corp. .....................................................           132,168
          3,200  Sumitomo Mitsui Financial Group, Inc. ..............................           127,122
          6,100  Tobu Railway Co., Ltd. .............................................           178,110
          9,100  Tokyu Corp. ........................................................           136,854
          4,100  Toyo Suisan Kaisha Ltd. ............................................           157,034
          2,200  West Japan Railway Co. .............................................           154,264
         28,000  Yamada Denki Co., Ltd. .............................................           148,243
         19,000  Yamaguchi Financial Group, Inc. ....................................           228,592
                                                                                       ----------------
                                                                                              6,773,664
                                                                                       ----------------

                 JERSEY - 0.4%
          7,249  Experian PLC .......................................................           152,696
                                                                                       ----------------

                 NETHERLANDS - 5.1%
          3,937  AerCap Holdings N.V. (b)............................................           207,244
          2,260  Akzo Nobel N.V. ....................................................           204,655
          2,705  Heineken Holding N.V. ..............................................           251,128
          3,529  Heineken N.V. ......................................................           343,906
         13,846  ING Groep N.V. .....................................................           255,798
         20,151  RELX N.V. ..........................................................           455,139
          4,476  Wolters Kluwer N.V. ................................................           219,400
                                                                                       ----------------
                                                                                              1,937,270
                                                                                       ----------------

                 NEW ZEALAND - 0.5%
         53,922  Contact Energy Ltd. ................................................           212,168
                                                                                       ----------------

                 NORWAY - 0.6%
         23,025  Orkla ASA ..........................................................           225,373
                                                                                       ----------------

                 SINGAPORE - 6.4%
         41,100  Keppel Corp., Ltd. .................................................           226,139
         27,900  Oversea-Chinese Banking Corp., Ltd. ................................           243,570
         49,200  SATS Ltd. ..........................................................           169,643
         20,400  Singapore Airlines Ltd. ............................................           153,700
        102,800  Singapore Exchange Ltd. ............................................           578,443
         53,300  Singapore Technologies Engineering Ltd. ............................           136,075
        195,200  Singapore Telecommunications Ltd. ..................................           537,011
        147,900  StarHub Ltd. .......................................................           285,362


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SINGAPORE (CONTINUED)
          6,800  United Overseas Bank Ltd. ..........................................  $        122,820
                                                                                       ----------------
                                                                                              2,452,763
                                                                                       ----------------

                 SPAIN - 1.3%
          4,572  Enagas S.A. ........................................................           131,704
          5,273  Industria de Diseno Textil S.A. ....................................           197,136
          9,725  Repsol S.A. ........................................................           182,214
                                                                                       ----------------
                                                                                                511,054
                                                                                       ----------------

                 SWEDEN - 2.8%
          2,972  Investor AB, Class B ...............................................           147,293
          2,182  L E Lundbergforetagen AB, Class B ..................................           170,329
          9,894  Skandinaviska Enskilda Banken AB, Class A ..........................           121,967
         11,725  Svenska Handelsbanken AB, Class A ..................................           168,067
          5,826  Swedbank AB, Class A ...............................................           144,612
          4,606  Swedish Match AB ...................................................           173,530
         35,019  Telia Co., AB ......................................................           162,093
                                                                                       ----------------
                                                                                              1,087,891
                                                                                       ----------------

                 SWITZERLAND - 10.7%
          8,577  ABB Ltd. ...........................................................           224,215
          1,929  Baloise Holding AG .................................................           304,146
            381  Geberit AG .........................................................           172,465
          1,031  Kuehne + Nagel International AG ....................................           180,023
          1,980  Nestle S.A. ........................................................           166,513
          2,630  Novartis AG ........................................................           216,695
          4,398  Pargesa Holding S.A. ...............................................           368,319
            343  Partners Group Holding AG ..........................................           230,695
            561  Roche Holding AG ...................................................           129,615
          1,338  Schindler Holding AG ...............................................           303,234
            741  Swiss Life Holding AG ..............................................           257,584
          3,166  Swiss Prime Site AG ................................................           270,220
          2,203  Swiss Re AG ........................................................           207,239
          1,064  Swisscom AG ........................................................           537,519
          7,894  UBS Group AG .......................................................           134,356
          1,323  Zurich Insurance Group AG ..........................................           403,803
                                                                                       ----------------
                                                                                              4,106,641
                                                                                       ----------------

                 UNITED KINGDOM - 13.2%
         38,725  Aviva PLC ..........................................................           259,735
         29,594  BP PLC .............................................................           200,536
          9,466  Bunzl PLC ..........................................................           294,820
          3,619  Coca-Cola European Partners PLC ....................................           147,872
         13,866  Compass Group PLC ..................................................           304,419
          4,239  Croda International PLC ............................................           235,560
          6,246  Diageo PLC .........................................................           213,363
         16,776  GlaxoSmithKline PLC ................................................           302,465
         16,180  HSBC Holdings PLC ..................................................           157,797
         73,514  Legal & General Group PLC ..........................................           260,692
         27,094  National Grid PLC ..................................................           326,023


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 UNITED KINGDOM (CONTINUED)
          1,604  Reckitt Benckiser Group PLC ........................................  $        143,479
         20,960  RELX PLC ...........................................................           482,433
          7,220  Royal Dutch Shell PLC, Class A .....................................           226,834
          6,628  Royal Dutch Shell PLC, Class B .....................................           213,164
         24,714  RSA Insurance Group PLC ............................................           206,462
          4,076  Schroders PLC ......................................................           189,095
          9,240  Smith & Nephew PLC .................................................           174,387
         11,075  SSE PLC ............................................................           203,282
          4,585  Unilever PLC .......................................................           259,994
         92,402  Vodafone Group PLC .................................................           264,592
                                                                                       ----------------
                                                                                              5,067,004
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        34,690,904
                 (Cost $33,160,141)                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 8.8%

                 FRANCE - 3.5%
          3,744  Fonciere Des Regions ...............................................           381,300
          1,011  Gecina S.A. ........................................................           164,048
          4,035  ICADE ..............................................................           352,513
          4,939  Klepierre S.A. .....................................................           196,443
          1,015  Unibail-Rodamco SE .................................................           254,022
                                                                                       ----------------
                                                                                              1,348,326
                                                                                       ----------------

                 HONG KONG - 0.5%
         21,521  Link REIT ..........................................................           180,827
                                                                                       ----------------

                 SINGAPORE - 3.6%
        130,600  Ascendas Real Estate Investment Trust ..............................           262,522
        149,538  CapitaLand Commercial Trust ........................................           190,337
        251,600  CapitaLand Mall Trust ..............................................           372,850
        392,500  Suntec Real Estate Investment Trust ................................           561,496
                                                                                       ----------------
                                                                                              1,387,205
                                                                                       ----------------

                 UNITED KINGDOM - 1.2%
         17,730  Hammerson PLC ......................................................           123,392
         12,024  Land Securities Group PLC ..........................................           154,267
         24,908  Segro PLC ..........................................................           179,633
                                                                                       ----------------
                                                                                                457,292
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................         3,373,650
                 (Cost $3,219,643)                                                     ----------------

                 TOTAL INVESTMENTS  - 99.3% .........................................        38,064,554
                 (Cost $36,379,784) (d)

                 NET OTHER ASSETS AND LIABILITIES - 0.7% ............................           263,676
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     38,328,230
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not registered on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,856,321 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $171,551. The net unrealized appreciation was $1,684,770.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 10/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $  34,690,904  $  34,690,904  $          --  $          --
Real Estate Investment Trusts*................      3,373,650      3,373,650             --             --
                                                -------------  -------------  -------------  -------------
Total Investments............................   $  38,064,554  $  38,064,554  $          --  $          --
                                                =============  =============  =============  =============

*See Portfolio of Investments for country breakdown.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.


                                                          % OF TOTAL
        SECTOR ALLOCATION                                 INVESTMENTS
        ----------------------------------------------------------------
        Financials                                           22.2%
        Industrials                                          20.7
        Real Estate                                          12.1
        Consumer Staples                                     10.3
        Consumer Discretionary                                7.6
        Telecommunication Services                            7.5
        Utilities                                             5.1
        Health Care                                           4.6
        Energy                                                4.2
        Materials                                             3.7
        Information Technology                                2.0
                                                            ------
        TOTAL                                               100.0%
                                                            ======


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)


                                                          % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
        ----------------------------------------------------------------
        Euro                                                 30.8%
        Japanese Yen                                         17.8
        British Pound Sterling                               14.5
        Swiss Franc                                          10.8
        Singapore Dollar                                     10.1
        Hong Kong Dollar                                      9.6
        Swedish Krona                                         2.9
        Australian Dollar                                     1.1
        US Dollar                                             0.9
        Norwegian Krone                                       0.6
        New Zealand Dollar                                    0.6
        Danish Krone                                          0.3
                                                            ------
        TOTAL                                               100.0%
                                                            ======


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          OCTOBER 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of twelve funds that are currently offering shares. This report covers the following funds (each a "Fund" and collectively, the "Funds"), which are each a non-diversified series of the Trust:

    First Trust Horizon Managed Volatility Domestic ETF - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "HUSV")
    First Trust Horizon Managed Volatility Developed International ETF -
       (NYSE Arca ticker "HDMV")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          OCTOBER 31, 2017 (UNAUDITED)

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of October 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Exchange-Traded Fund III

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 21, 2017
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 21, 2017
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: December 21, 2017
     -------------------

* Print the name and title of each signing officer under his or her signature.